Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Segmented Information
Schedule of segmented operating results

	For Year Ended Dec 31, 2022
	Refinery	Corporate & Other	Total
Operating Expenses
Consulting and professional fees	$47	$2,682	$2,729
Exploration and evaluation expenditures	—	3,428	3,428
General and administrative and Travel	138	1,787	1,925
Investor relations and marketing	—	1,000	1,000
Refinery, engineering and metallurgical studies	2,349		2,349
Refinery, permitting, and environmental expenses	128	—	128
Salary and benefits	655	3,258	3,913
Share-based payments	—	1,282	1,282
Operating loss	$3,317	$13,437	$16,754
Unrealized loss on marketable securities	—	(589)	(589)
Gain on financial derivative liability - convertible notes	—	27,686	27,686
Gain on fianncial derivative liability - US warrants	—	1,531	1,531
Other non-operating income	—	677	677
Income (loss) before taxes	$(3,317)	$15,868	$12,551

	For Year Ended Dec 31, 2021
	Refinery	Corporate & Other	Total
Operating Expenses
Consulting and professional fees	$116	$4,193	$4,309
Exploration and evaluation expenditures	—	4,705	$4,705
General and administrative and Travel	117	371	$488
Investor relations and marketing	2	841	$843
Refinery, engineering and metallurgical studies	4,442	—	$4,442
Refinery, permitting, and environmental expenses	866	1	$867
Salary and benefits	416	2,388	$2,804
Share-based payments	—	731	$731
Operating loss	$5,959	$13,230	$19,189
Unrealized loss on marketable securities	—	(2,617)	(2,617)
Loss on financial derivative liability - convertible notes	—	(12,952)	(12,952)
Other non-operating expense	—	(158)	$(158)
Loss before taxes	$(5,959)	$(28,957)	$(34,916)

Schedule of segmented assets and liabilities

	Total Assets		Total Liabilities
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Refinery	$91,322	$17,082	$17,723	$1,776
Corporate & Other	96,202	150,529	43,292	65,871
Total	$187,524	$167,611	$61,015	$67,647